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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


              Pioneer Small Cap Value VCT Portfolio Class II Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER SMALL CAP VALUE VCT PORTFOLIO -- CLASS II SHARES


SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Small Cap Value VCT Portfolio

  Portfolio and Performance Update                               2

  Portfolio Management Discussion                                3

  Schedule of Investments                                        4

  Financial Statements                                           8

  Notes to Financial Statements                                 12

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                      90.30%
U.S. Denominated Foreign Stocks          4.00%
Temporary Cash Investment                3.90%
Exchange Traded Fund                     1.80%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Industrials                                24%
Financials                                 20%
Consumer Discretionary                     15%
Health Care                                 8%
Energy                                      8%
Information Technology                      7%
Utilities                                   7%
Materials                                   6%
Consumer Staples                            3%
Telecommunication Services                  2%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

  1. PacifiCare Health Systems, Inc.                    2.02%
  2. Southwestern Energy Co.                            1.96
  3. R.H. Donnelley Corp.                               1.88
  4. Swift Energy Co.                                   1.88
  5. Stelmar Shipping Ltd.                              1.82

Holdings will vary for other periods. They exclude money market instruments.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                 6/30/03       5/1/03
Net Asset Value per Share                        $ 10.35       $ 9.11

DISTRIBUTIONS PER SHARE                          SHORT-TERM        LONG-TERM
(5/1/03 - 6/30/03)                 DIVIDENDS     CAPITAL GAINS     CAPITAL GAINS
                                   $   -         $    -            $    -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the change in value of an investment made in PIONEER SMALL CAP VALUE VCT PORTFOLIO at net asset value, compared to that of the Russell 2000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                 PIONEER SMALL CAP                RUSSELL 2000
                 VALUE VCT PORTFOLIO*             VALUE INDEX+
11/30/01                    $ 10,000                  $ 10,000
                            $ 10,572                  $ 10,612
6/30/2002                   $  8,978                  $  9,400
6/30/2003                   $ 10,068                  $ 10,950

+ Index comparison begins 11/30/01. The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

AVERAGE ANNUAL
TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*
Life-of-Class              2.12%
1 Year                    -8.97%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on May 1, 2003 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

Pioneer Small Cap Value VCT Portfolio delivered positive results for shareowners over the last six months. However, strength in speculative stocks that did not meet the Portfolio's value criteria caused performance to lag the benchmark. In the following discussion, portfolio manager David Adams and assistant portfolio manager Jack McPherson review the changing environment for small-cap value stocks and some of the investment decisions that affected performance.

Q:  HOW DID THE PORTFOLIO PERFORM OVER THIS PERIOD?

A: For the six-month period ended June 30, 2003, Class II Shares of Pioneer Small Cap Value VCT Portfolio returned 12.13%, at net asset value. These results trailed the 16.49% return on the Russell 2000 Value Index, the Portfolio's benchmark, for the same period.

Q:  WHAT WERE CONDITIONS LIKE OVER THE PAST SIX MONTHS AND HOW DID YOU RESPOND?

A: Last fall, it appeared that the U.S. economy might be poised to expand. However, uncertainties surrounding the war in Iraq and the protracted, severe winter took a toll on business activity. But investor confidence recovered as the war progressed.

    In early March, stocks began a vigorous rally that continued through the end of the period, with speculative issues recording the largest gains. In the meantime, the economy has been moving in fits and starts, with unemployment levels stubbornly high. Nevertheless, we have been structuring the Portfolio for the possibility of a better economy, in part by purchasing slightly larger companies and weeding out smaller holdings that disappointed.

Q:  WHICH AREAS HAD THE MOST IMPACT ON RESULTS?

A: An overweight position and successful stock selection among energy issues made a positive contribution to performance. Shares of coal producer Massey Energy rose after the company resolved its operational problems. Swift Energy, which produces oil and natural gas in and around the Gulf of Mexico, delivered good earnings, giving evidence that production is on track after a period of shortfalls. Another Gulf-area driller, Texas-based Southwestern Energy, exploited new production areas and appears well situated to profit from potentially higher natural gas prices.

    Strong performers among financial companies included bank holding company Irwin Financial, which saw its mortgage business expand as homeowners took advantage of low interest rates. Title insurer Stewart Information Systems was another direct beneficiary of the mortgage-refinancing boom. Medallion Financial, which lends money to finance the purchase of taxi medallions in New York and other large cities, emerged from a post-9/11 slump. Medallion also operates the nation's largest taxi-top advertising company and is setting up a bank in order to gather low-interest deposits that it can then lend out.

Q:  WHICH AREAS HELD BACK PERFORMANCE?

A: A significant portion of the Portfolio's underperformance compared to its benchmark can be tied to health care stocks. We kept the Portfolio underweighted in biotechnology, a sector characterized by high valuations and modest profitability. As the market became less risk averse, several biotech companies did well, hurting relative performance. Among portfolio holdings, RITA Medical Systems makes laparoscopic devices for treating liver cancer by means of thermal energy. Shares fell when the company's CEO resigned. However, conversations with management have reaffirmed our confidence in the company's prospects. We also remain optimistic about the potential for Haemonetics, whose shares suffered when demand for its automated blood-processing technology weakened.

    Pediatrix has grown by acquiring neonatal and maternal-fetal medical practices in several states. Shares dropped when the Federal Trade Commission sought additional information about an acquisition it had approved earlier. In addition, the CEO resigned unexpectedly, and the firm's founder assumed that role. Coming on the heels of accounting scandals at HealthSouth (not part of the Portfolio), these problems caused widespread selling of Pediatrix. We bought shares on this weakness; prices had recovered substantially by the end of the period.

Q:  PLEASE GIVE US YOUR OUTLOOK FOR THE ECONOMY AND FOR SMALL STOCKS.

A: For the first time in years, small cap companies lagged large caps during the troubling period that preceded the war. With the war resolved, small companies began to outperform large companies once again. However, many small-cap issues are still available at valuations that could attract investors if the economy shows renewed signs of growth. Right now, business conditions no longer seem to be worsening, but improvement is coming grudgingly. If investors gain confidence that better economic times lay ahead, small caps have the potential to produce strong returns.

    Our energies remain focused on finding companies with solid finances whose share prices appear to understate their potential to produce growing earnings over the next few years.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

   SHARES                                                                  VALUE
           COMMON STOCKS - 94.3%
           ENERGY - 9.7%
           OIL & GAS DRILLING - 1.9%
    1,475  Atwood Oceanics, Inc.*                                     $   40,046
    9,236  Key Energy Services Inc.*                                      99,010
                                                                      ----------
                                                                      $  139,056
                                                                      ----------

           OIL & GAS EQUIPMENT & SERVICES - 3.0%
    5,300  Gulfmark Offshore, Inc.*                                   $   89,464
    1,130  Lufkin Industries, Inc.                                        27,515
    5,265  Maverick Tube Corp.*                                          100,825
                                                                      ----------
                                                                      $  217,804
                                                                      ----------

           OIL & GAS EXPLORATION & PRODUCTION - 4.2%
    2,025  Penn Virginia Corp.                                        $   87,075
   11,970  Swift Energy Co.*                                             131,670
      516  Tom Brown, Inc.*                                               14,340
    3,694  Unit Corp.*                                                    77,242
                                                                      ----------
                                                                      $  310,327
                                                                      ----------

           OIL & GAS REFINING, MARKETING &
           TRANSPORTATION - 0.6%
    1,612  St. Mary Land & Exploration Co.                            $   44,008
                                                                      ----------
           TOTAL ENERGY                                               $  711,195
                                                                      ----------

           MATERIALS - 3.9%
           DIVERSIFIED METALS & MINING - 1.7%
    9,164  Massey Energy Co.                                          $  120,507
                                                                      ----------

           PAPER PRODUCTS - 1.2%
    5,693  Domtar Inc.                                                $   62,908
    5,255  Mercer International, Inc.*                                    23,385
                                                                      ----------
                                                                      $   86,293
                                                                      ----------

           SPECIALTY CHEMICALS - 0.4%
    1,450  Great Lakes Chemical Corp.                                 $   29,580
                                                                      ----------

           STEEL - 0.6%
    8,293  Graftech International Ltd.*                               $   45,197
                                                                      ----------
           TOTAL MATERIALS                                            $  281,577
                                                                      ----------

           CAPITAL GOODS - 9.3%
           CONSTRUCTION, FARM MACHINERY &
           HEAVY TRUCKS - 1.3%
    6,925  Wabtec Corp.                                               $   96,327
                                                                      ----------

           CONSTRUCTION & ENGINEERING - 2.3%
    2,270  Granite Construction, Inc.                                 $   43,493
    6,875  Insituform Technologies, Inc.*                                121,550
                                                                      ----------
                                                                      $  165,043
                                                                      ----------

           ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
    4,654  Power-One, Inc.*                                           $   33,276
                                                                      ----------

           INDUSTRIAL CONGLOMERATES - 2.0%
    6,460  Cornell Companies, Inc.*                                   $   97,804
    3,796  N N Ball & Roller, Inc.                                        48,057
                                                                      ----------
                                                                      $  145,861
                                                                      ----------

           INDUSTRIAL MACHINERY - 2.3%
    6,362  Joy Global, Inc.*                                          $   93,967
    1,219  NACCO Industries, Inc.                                         71,848
                                                                      ----------
                                                                      $  165,815
                                                                      ----------

           TRADING COMPANIES & DISTRIBUTORS - 1.0%
    3,478  Applied Industrial Technologies, Inc.                      $   73,386
                                                                      ----------
           TOTAL CAPITAL GOODS                                        $  679,708
                                                                      ----------

           COMMERCIAL SERVICES & SUPPLIES - 7.1%
           COMMERCIAL PRINTING - 1.1%
    3,068  John H. Harland Co.                                        $   80,259
                                                                      ----------

           DIVERSIFIED COMMERCIAL SERVICES - 5.1%
    5,700  Central Parking Corp.                                      $   70,452
    1,832  FTI Consulting, Inc.*                                          45,733
    6,560  Profit Recovery Group International*                           38,704
    9,705  Rent-Way, Inc.*                                                45,128
    2,503  Roto Rooter, Inc.                                              95,590
    3,350  Watson Wyatt & Co. Holdings*                                   77,653
                                                                      ----------
                                                                      $  373,260
                                                                      ----------

           EMPLOYMENT SERVICES - 0.9%
    6,461  Hall, Kinion & Associates, Inc.*                           $   17,703
    4,045  Korn/Ferry International*                                      32,764
    1,360  Right Management Consultants, Inc.*                            17,204
                                                                      ----------
                                                                      $   67,671
                                                                      ----------
           TOTAL COMMERCIAL SERVICES & SUPPLIES                       $  521,190
                                                                      ----------

           TRANSPORTATION - 3.9%
           MARINE - 1.8%
    7,602  Stelmar Shipping Ltd.*                                     $  127,410
                                                                      ----------

           RAILROADS - 1.7%
    6,062  Genesee & Wyoming, Inc.*                                   $  124,210
                                                                      ----------

           TRUCKING - 0.4%
    1,693  Dollar Thrifty Automotive GP*                              $   31,405
                                                                      ----------
           TOTAL TRANSPORTATION                                       $  283,025
                                                                      ----------

           AUTOMOBILES & COMPONENTS - 0.9%
           AUTO PARTS & EQUIPMENT - 0.9%
    3,695  Federal Signal Corp.                                       $   64,921
                                                                      ----------
           TOTAL AUTOMOBILES & COMPONENTS                             $   64,921
                                                                      ----------

           CONSUMER DURABLES & APPAREL - 2.3%
           APPAREL, ACCESSORIES & LUXURY GOODS - 0.5%
    6,868  Charming Shoppes, Inc.*                                    $   34,134
                                                                      ----------

           FOOTWEAR - 1.0%
    5,291  Maxwell Shoe Co., Inc.*                                    $   76,190
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                                                  VALUE
           HOUSEWARES & SPECIALTIES - 0.6%
      745  Department 56, Inc.*                                       $   11,421
    4,265  Oneida Ltd.                                                    28,789
                                                                      ----------
                                                                      $   40,210
                                                                      ----------

           TEXTILES - 0.2%
    2,545  Quaker Fabric Corp.                                        $   16,797
                                                                      ----------
           TOTAL CONSUMER DURABLES & APPAREL                          $  167,331
                                                                      ----------

           HOTELS, RESTAURANTS & LEISURE - 0.8%
           LEISURE FACILITIES - 0.3%
    2,505  Bally Total Fitness Holding Corp.*                         $   22,620
                                                                      ----------

           RESTAURANTS - 0.5%
      369  O'Charley's Inc.*                                          $    7,945
      731  Rare Hospitality International, Inc.*                          23,889
                                                                      ----------
                                                                      $   31,834
                                                                      ----------
           TOTAL HOTELS, RESTAURANTS & LEISURE                        $   54,454
                                                                      ----------

           MEDIA - 2.9%
           ADVERTISING - 2.3%
    2,666  Equity Marketing, Inc.*                                    $   39,457
    3,619  R.H. Donnelley Corp.*                                         131,985
                                                                      ----------
                                                                      $  171,442
                                                                      ----------

           PUBLISHING - 0.6%
    3,315  Advanced Marketing Services, Inc.                          $   43,095
                                                                      ----------
           TOTAL MEDIA                                                $  214,537
                                                                      ----------

           RETAILING - 7.1%
           APPAREL RETAIL - 0.7%
    2,145  Stage Stores, Inc.*                                        $   50,408
                                                                      ----------

           CATALOG RETAIL - 1.5%
   10,650  Insight Enterprises, Inc.*                                 $  107,139
                                                                      ----------

           COMPUTER & ELECTRONICS RETAIL - 0.2%
    2,305  Inter-TAN, Inc.*                                           $   18,901
                                                                      ----------

           GENERAL MERCHANDISE STORES - 0.7%
    1,840  Blyth Industries, Inc.                                     $   50,048
                                                                      ----------

           SPECIALTY STORES - 4.0%
    3,677  Guitar Center, Inc.*                                       $  106,633
    5,007  Hancock Fabrics, Inc.                                          80,863
    3,698  School Specialty, Inc.*                                       105,245
                                                                      ----------
                                                                      $  292,741
                                                                      ----------
           TOTAL RETAILING                                            $  519,237
                                                                      ----------

           FOOD & DRUG RETAILING - 1.9%
           FOOD RETAIL - 1.6%
    2,958  Fresh Del Monte Produce, Inc.*                             $   75,991
      935  Hain Celestial Group, Inc.*                                    14,951
    2,500  Wild Oats Markets, Inc.*                                       27,250
                                                                      ----------
                                                                      $  118,192
                                                                      ----------

           HYPERMARKETS & SUPERCENTERS - 0.3%
    1,100  BJ'S Wholesale Club, Inc.*                                 $   16,566
                                                                      ----------
           TOTAL FOOD & DRUG RETAILING                                $  134,758
                                                                      ----------

           HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
           HOUSEHOLD PRODUCTS - 1.1%
    7,604  Nu Skin Enterprises, Inc.                                  $   79,462
                                                                      ----------

           PERSONAL PRODUCTS - 0.1%
    1,400  Playtex Products, Inc.*                                    $    8,988
                                                                      ----------
           TOTAL HOUSEHOLD & PERSONAL PRODUCTS                        $   88,450
                                                                      ----------

           HEALTH CARE EQUIPMENT & SUPPLIES - 8.0%
           HEALTH CARE DISTRIBUTORS - 1.7%
    1,885  Amerigroup Corp.*                                          $   70,122
    3,975  Cross Country Healthcares, Inc.*                               52,430
                                                                      ----------
                                                                      $  122,552
                                                                      ----------

           HEALTH CARE EQUIPMENT - 1.4%
    4,110  Haemonetics Corp.*                                         $   76,857
    7,966  Rita Medical Systems, Inc.*                                    27,881
                                                                      ----------
                                                                      $  104,738
                                                                      ----------

           HEALTH CARE FACILITIES - 0.6%
      650  Sunrise Senior Living, Inc.*                               $   14,547
    1,233  Triad Hospitals, Inc.*                                         30,603
                                                                      ----------
                                                                      $   45,150
                                                                      ----------

           HEALTH CARE SERVICES - 2.3%
    3,302  Pediatrix Medical Group, Inc.*                             $  117,716
    3,550  Quintiles Transnational Corp.*                                 50,375
                                                                      ----------
                                                                      $  168,091
                                                                      ----------

           MANAGED HEALTH CARE - 2.0%
    2,865  PacifiCare Health Systems*                                 $  141,330
                                                                      ----------
           TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                     $  581,861
                                                                      ----------

           PHARMACEUTICALS & BIOTECHNOLOGY - 0.9%
           BIOTECHNOLOGY - 0.9%
    9,955  Kendle International, Inc.*                                $   61,721
                                                                      ----------
           TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                      $   61,721
                                                                      ----------

           BANKS - 3.1%
           DIVERSIFIED BANKS - 1.4%
    2,580  BankAtlantic Bancorp, Inc.                                 $   30,676
    1,831  Banner Corp.                                                   37,517
    1,550  Provident Financial Services, Inc.                             29,527
                                                                      ----------
                                                                      $   97,720
                                                                      ----------

           REGIONAL BANKS - 0.7%
    1,130  Irwin Financial Corp.                                      $   29,267
      705  Whitney Holding Corp.                                          22,539
                                                                      ----------
                                                                      $   51,806
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                                                  VALUE
           THRIFTS & MORTGAGE FINANCE - 1.0%
    2,800  First Niagara Financial Group, Inc.*                       $   39,088
    1,825  Staten Island Bancorp, Inc.                                    35,551
                                                                      ----------
                                                                      $   74,639
                                                                      ----------
           TOTAL BANKS                                                $  224,165
                                                                      ----------

           DIVERSIFIED FINANCIALS - 3.7%
           CONSUMER FINANCE - 3.1%
    3,550  Advanta Corp.                                              $   34,932
    2,728  Advanta Corp. (Class B)                                        27,444
    2,600  American Capital Strategies                                    64,844
    2,125  IDine Rewards Network*                                         29,197
    9,731  Medallion Financial Corp.                                      68,214
                                                                      ----------
                                                                      $  224,631
                                                                      ----------

           SPECIALIZED FINANCE - 0.6%
    1,818  Financial Federal Corp.*                                   $   44,359
                                                                      ----------
           TOTAL DIVERSIFIED FINANCIALS                               $  268,990
                                                                      ----------

           INSURANCE - 3.7%
           LIFE & HEALTH INSURANCE - 0.5%
    1,956  FBL Financial Group, Inc.                                  $   39,413
                                                                      ----------

           PROPERTY & CASUALTY INSURANCE - 3.2%
    1,951  IPC Holdings Ltd.                                          $   65,358
    2,128  Philadelphia Consolidated Holding Corp.*                       85,971
    1,800  RLI Corp.*                                                     59,220
      749  Stewart Information Services Corp.*                            20,860
                                                                      ----------
                                                                      $  231,409
                                                                      ----------
           TOTAL INSURANCE                                            $  270,822
                                                                      ----------

           REAL ESTATE - 6.9%
           REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
    2,200  American Financial Realty Trust*                           $   32,802
    7,840  Trizec Properties, Inc.                                        89,141
                                                                      ----------
                                                                      $  121,943
                                                                      ----------

           REAL ESTATE INVESTMENT TRUSTS - 5.3%
    2,835  Bedford Property Investors, Inc.                           $   80,514
    1,028  Entertainment Properties Trust                                 29,555
    1,749  Pennsylvania Real Estate
           Investment Trust, Inc.                                         52,383
    2,800  Reckson Associates Realty Corp.                                58,408
    2,746  Universal Health Realty, Inc.                                  74,142
    5,937  Ventas, Inc.                                                   89,946
                                                                      ----------
                                                                      $  389,948
                                                                      ----------
           TOTAL REAL ESTATE                                          $  506,891
                                                                      ----------

           SOFTWARE & SERVICES - 4.9%
           APPLICATION SOFTWARE - 2.3%
    9,274  E.Piphany, Inc.*                                           $   47,390
    7,304  SPSS Inc.*                                                    122,269
                                                                      ----------
                                                                      $  169,659
                                                                      ----------

           DATA PROCESSING & OUTSOURCED SERVICES - 1.1%
    3,003  Lightbridge, Inc.*                                         $   26,306
    3,317  Pegusus Systems, Inc.*                                         53,901
                                                                      ----------
                                                                      $   80,207
                                                                      ----------

           HOME ENTERTAINMENT SOFTWARE - 0.1%
      725  Plato Learning, Inc.*                                      $    4,169
                                                                      ----------

           SYSTEMS SOFTWARE - 1.4%
    8,425  Borland Software Corp.*                                    $   82,312
    4,945  WatchGuard Technologies, Inc.*                                 22,747
                                                                      ----------
                                                                      $  105,059
                                                                      ----------
           TOTAL SOFTWARE & SERVICES                                  $  359,094
                                                                      ----------

           TECHNOLOGY HARDWARE & DEVELOPMENT - 2.9%
           NETWORKING EQUIPMENT - 0.6%
    5,690  Computer Network Tech Corp.*                               $   46,089
                                                                      ----------

           COMMUNICATIONS EQUIPMENT - 1.1%
   10,975  Remec, Inc.*                                               $   76,386
                                                                      ----------

           ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
    3,345  LSI Industries, Inc.                                       $   37,130
                                                                      ----------

           ELECTRONIC MANUFACTURING SERVICES - 0.2%
      437  Photon Dynamics, Inc.*                                     $   12,074
                                                                      ----------

           TECHNOLOGY DISTRIBUTORS - 0.5%
    1,400  Tech Data Corp.*                                           $   37,394
                                                                      ----------
           TOTAL TECHNOLOGY HARDWARE & DEVELOPMENT                    $  209,073
                                                                      ----------

           SEMICONDUCTORS - 2.5%
           SEMICONDUCTOR EQUIPMENT - 1.8%
    1,593  Advanced Energy Industries, Inc.*                          $   22,700
    1,053  ATMI, Inc.*                                                    26,293
    3,337  Brooks Automation, Inc.*                                       37,842
    2,520  Photronics, Inc.*                                              43,974
                                                                      ----------
                                                                      $  130,809
                                                                      ----------

           SEMICONDUCTORS - 0.7%
    4,995  HI/FN Inc.*                                                $   44,505
      284  Power Integrations, Inc.*                                       6,907
                                                                      ----------
                                                                      $   51,412
                                                                      ----------
           TOTAL SEMICONDUCTORS                                       $  182,221
                                                                      ----------

           TELECOMMUNICATION SERVICES - 0.2%
           WIRELESS TELECOMMUNICATION SERVICES - 0.2%
    1,028  Boston Communications Group, Inc.*                         $   17,610
                                                                      ----------
           TOTAL TELECOMMUNICATION SERVICES                           $   17,610
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                                                  VALUE
           UTILITIES - 6.5%
           GAS UTILITIES - 6.5%
    2,325  AGL Resources, Inc.                                        $   59,148
    2,920  Cascade Natural Gas Corp.                                      55,772
    7,122  NUI Corp.                                                     110,533
    2,655  People's Energy Corp.                                         113,873
    9,174  Southwestern Energy Co.*                                      137,702
                                                                      ----------
                                                                      $  477,028
                                                                      ----------
           TOTAL UTILITIES                                            $  477,028
                                                                      ----------
           TOTAL COMMON STOCKS
           (Cost $6,314,049)                                          $6,879,859
                                                                      ----------

           EXCHANGE TRADED FUNDS - 1.8%
      900  iShares Russell 2000 Value Fund                            $  115,740
      575  Nasdaq-100 Index Traded Stock*                                 17,221
                                                                      ----------
                                                                      $  132,961
                                                                      ----------
           TOTAL EXCHANGE TRADED FUNDS
           (Cost $118,545)                                            $  132,961
                                                                      ----------

PRINCIPAL
   AMOUNT
           TEMPORARY CASH INVESTMENT - 3.9%

           SECURITY LENDING COLLATERAL - 3.9%
$ 286,331  Securities Lending Investment Fund, 1.21%                  $  286,331
                                                                      ----------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $286,331)                                            $  286,331
                                                                      ----------
           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost $6,718,925)                                          $7,299,151
                                                                      ==========

* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                         5/1/03
                                                                           TO
                                                                         6/30/03
CLASS II (a)                                                           (UNAUDITED)
Net asset value, beginning of period                                     $  9.11
                                                                         -------
Increase (decrease) from investment operations:
  Net investment income
  Net realized and unrealized gain (loss) on investments                 $  0.01
    and foreign currency transactions                                       1.23
                                                                         -------
    Net increase (decrease) from investment operations                   $  1.24
Distributions to shareowners:
  Net investment income                                                        -
  Net realized gain                                                            -
                                                                         -------
Net increase (decrease) in net asset value                               $  1.24
                                                                         -------
Net asset value, end of period                                           $ 10.35
                                                                         =======
Total return*                                                              12.13%
Ratio of net expenses to average net assets+                                1.58%**
Ratio of net investment income to average net assets+                       0.73%**
Portfolio turnover rate                                                      151%**
Net assets, end of period (in thousands)                                 $    76
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                              2.45%**
  Net investment income (loss)                                             (0.14)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                              1.58%**
  Net investment income                                                     0.73%**

(a) Class II shares were first publicly offered May 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

ASSETS:
  Investment in securities, at value (including securities loaned of 269,768) (cost $6,718,925)                      $ 7,299,151
  Cash                                                                                                                   937,579
  Cash held as collateral for futures contracts                                                                                -
  Foreign currencies, at value
  Receivables -
    Investment securities sold                                                                                            44,880
    Fund shares sold                                                                                                      35,160
    Variation margin                                                                                                           -
    Dividends, interest and foreign taxes withheld                                                                         9,069
    Forward foreign currency settlement contracts, net                                                                         -
    Forward foreign currency portfolio hedge contracts, open-net                                                               -
  Due from Pioneer Investment Management, Inc.                                                                               417
  Other                                                                                                                        -
                                                                                                                     -----------
      Total assets                                                                                                   $ 8,326,673
                                                                                                                     -----------
LIABILITIES:
  Payables -
    Investment securities purchased                                                                                  $         -
    Fund shares repurchased                                                                                                9,512
    Dividends                                                                                                                  -
    Upon return for securities loaned                                                                                    286,331
    Variation margin                                                                                                           -
    Forward foreign currency settlement contracts, net                                                                         -
    Forward foreign currency portfolio hedge contracts,                                                                        -
  Due to bank                                                                                                                  -
  Due to affiliates                                                                                                        5,381
  Accrued expenses                                                                                                        23,939
  Other -                                                                                                                      -
                                                                                                                     -----------
      Total liabilities                                                                                              $   325,163
                                                                                                                     -----------
NET ASSETS:
  Paid-in capital                                                                                                    $ 8,550,135
  Accumulated net investment income (loss)                                                                                 5,607
  Accumulated undistributed net realized gain (loss)                                                                  (1,134,458)
  Net unrealized gain (loss) on:
    Investments                                                                                                          580,226
    Futures contracts                                                                                                          -
    Forward foreign currency contracts and other assets and liabilities denominated in foreign currencies                      -
                                                                                                                     -----------
    Total net assets                                                                                                 $ 8,001,510
                                                                                                                     -----------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                                                                         $ 7,925,270
  Shares outstanding                                                                                                     764,834
                                                                                                                     -----------
  Net asset value per share                                                                                          $     10.36
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                                                                         $    76,240
    Shares outstanding                                                                                                     7,364
                                                                                                                     -----------
    Net asset value per share                                                                                        $     10.35

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                                                     SIX MONTHS
                                                                                                                        ENDED
                                                                                                                       6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $19)                                                                   $    46,457
  Interest (net of foreign taxes withheld of $0)                                                                           2,818
  Income on securities loaned, net                                                                                           470
  Other                                                                                                                        -
                                                                                                                     -----------
      Total investment income                                                                                        $    49,745
                                                                                                                     -----------
EXPENSES:
  Management fees                                                                                                    $    26,513
  Transfer agent fees                                                                                                        724
  Distribution fees (Class II)                                                                                                14
  Administrative fees                                                                                                     18,632
  Custodian fees                                                                                                          13,588
  Professional fees                                                                                                       12,183
  Printing                                                                                                                14,529
  Fees and expenses of nonaffiliated trustees                                                                                361
  Miscellaneous                                                                                                            4,666
                                                                                                                     -----------
     Total expenses                                                                                                  $    91,210
     Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.                             (47,071)
     Less fees paid indirectly                                                                                                 -
                                                                                                                     -----------
     Net expenses                                                                                                    $    44,139
                                                                                                                     -----------
      Net investment income (loss)                                                                                   $     5,606
                                                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                                                                       $  (433,779)
   Futures contracts                                                                                                       4,001
   Forward foreign currency contracts and other assets and liabilities denominated in foreign currencies                       -
                                                                                                                     -----------
                                                                                                                     $  (429,778)
                                                                                                                     -----------
  Change in net unrealized gain or loss from:
   Investments                                                                                                       $ 1,327,215
   Futures contracts                                                                                                       4,882
   Forward foreign currency contracts and other assets and liabilities denominated in foreign currencies
                                                                                                                     -----------
                                                                                                                     $ 1,332,097
                                                                                                                     -----------
  Net gain (loss) on investments, futures contracts and foreign currency transactions                                $   902,319
                                                                                                                     ===========
  Net increase (decrease) in net assets resulting from operations                                                    $   907,925
                                                                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               SIX MONTHS
                                                                                                  ENDED                YEAR
                                                                                                 6/30/03               ENDED
                                                                                               (UNAUDITED)           12/31/02
FROM OPERATIONS:
Net investment income (loss)                                                                  $       5,606       $       (2,200)
Net realized gain (loss) on investments                                                            (429,778)            (704,976)
Change in net unrealized gain or loss on investments, futures contracts and
   foreign currency transactions                                                                  1,332,097             (768,908)
                                                                                              -------------       --------------
     Net increase (decrease) in net assets resulting from operations                          $     907,925       $   (1,476,084)
                                                                                              -------------       --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                                                    $           -       $         (188)
   Class II                                                                                               -                    -
Net realized gain
   Class I                                                                                                -                  (62)
   Class II                                                                                               -                    -
Tax return of capital
   Class I                                                                                                -                    -
   Class II                                                                                               -                    -
                                                                                              -------------       --------------
     Total distributions to shareowners                                                       $           -       $         (250)
                                                                                              -------------       --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                              $  14,800,238       $   11,382,894
Reinvestment of distributions                                                                             -                  247
Cost of shares repurchased                                                                      (14,309,864)          (3,807,810)
                                                                                              -------------       --------------
     Net increase (decrease) in net assets resulting from fund share transactions             $     490,374       $    7,575,331
                                                                                              -------------       --------------
     Net increase (decrease) in net assets                                                    $   1,398,299       $    6,098,997
                                                                                              -------------       --------------

NET ASSETS:
Beginning of period                                                                           $   6,603,211       $      504,214
                                                                                              -------------       --------------
End of period                                                                                 $   8,001,510       $    6,603,211
                                                                                              =============       ==============
Accumulated undistributed/(distributions in excess of) net investment income (loss)           $       5,607       $            1
                                                                                              =============       ==============

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Small Cap Value Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

B. FUTURES CONTRACTS

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2003, the portfolio had no open futures contracts.

C. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (See Note 8).

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Small Cap Value VCT Portfolio had a capital loss carryforward of $508,261, which will expire in 2010 if not utilized.

   The Portfolio elected to defer $79,212 in capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending
   December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                               PIONEER
                                           SMALL CAP VALUE
                                            VCT PORTFOLIO
                                                2002
-----------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                               $      188
Long- Term capital gain                               62
                                              ----------
                                              $      250
Return of Capital                                      -
                                              ----------
  Total distributions                         $      250
                                              ----------
DISTRIBUTABLE EARNINGS
  (ACCUMULATED LOSSES):
Undistributed ordinary income                 $        -
Undistributed long-term gain                           -
Unrealized appreciation/(depreciation)          (864,578)
                                              ----------
  Total                                       $ (864,578)
                                              ==========

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), 30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. SECURITY LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.75% of the Portfolios' average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Trust to the extent necessary to limit Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the Trust-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $2,971 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $2,396 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $14 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                                                                    NET
                                                               GROSS                 GROSS                     APPRECIATION/
                                      TAX COST              APPRECIATION          DEPRECIATION                (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio            $ 6,841,013              $ 639,783            $ (181,645)                   $ 458,138

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $4,801,013 and 4,580,487, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                      '03 SHARES             '03 AMOUNT          '02 SHARES                  '02 AMOUNT
-----------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO
CLASS I:
Shares sold                            1,406,109           $ 14,720,476           1,077,831                $ 11,383,141
Reinvestment of distributions                  -                      -                  23                           -
Shares repurchased                    (1,357,054)           (14,303,755)           (408,459)                 (3,807,810)
                                     ----------------------------------------------------------------------------------
  Net increase (decrease)                 49,055           $    416,721             669,395                $  7,575,081
                                     ==================================================================================

CLASS II:
Shares sold                                7,962           $     79,762                   -                 $         -
Reinvestment of distributions                  -                      -                   -                           -
Shares repurchased                          (598)                (6,109)                  -                           -
                                     ----------------------------------------------------------------------------------
  Net increase                             7,364           $     73,653                   -                 $         -
                                     ==================================================================================

8. FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2003, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract. As of June 30, 2003, the Portfolio had no open portfolio hedges or outstanding forward currency settlement contracts.

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                            THIS PAGE FOR YOUR NOTES.

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                            THIS PAGE FOR YOUR NOTES.

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[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   14054-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.